Form N-23C-1
Report for Calendar month Ending January 31, 2000

--------------------------
Swiss Helvetia Fund, Inc.
--------------------------

-------------------------------------------------------------------------------------------------------------
                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
-------------------------------------------------------------------------------------------------------------
                Swiss Helvetia
                Fund-(Cusip-
   01/02/01       870875101)         80,000           14.6133             18.07                   NYSE
   01/03/01        (same)           115,000           14.913              18.12                   NYSE
   01/11/01        (same)            18,000           14.25               17.22                   NYSE
   01/12/01        (same)            62,000           14.244              17.11                   NYSE
   01/16/01        (same)            33,500           14.2756             17.00                   NYSE

                  Total             308,500